Note 3 - Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 36-4007085 001 [Member]
Notes to Financial Statements
EBP, Investment, Fair Value and NAV [Text Block]

NOTE 3 - FAIR VALUE MEASUREMENTS

Fair value is the price that would be received by the Plan for an asset or paid by the Plan to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date in the Plan’s principal or most advantageous market for the asset or liability. Fair value measurements are determined by maximizing the use of observable inputs and minimizing the use of unobservable inputs when measuring fair value. The hierarchy places the highest priority on unadjusted quoted market prices in active markets for identical assets or liabilities (Level 1 measurements) and gives the lowest priority to unobservable inputs (Level 3 measurements). The three levels of inputs within the fair value hierarchy are defined as follows:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the Plan has the ability to access as of the measurement date.

Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect the Plan’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

In some cases, a valuation technique used to measure fair value may include inputs from multiple levels of the fair value hierarchy. The lowest level of significant input determines the placement of the entire fair value measurement in the hierarchy.

Mutual funds, Company common stock and self-directed brokerage accounts: The brokerage accounts are primarily comprised of mutual funds, common stocks, and other investment securities permitted by the brokerage platform. The fair values of mutual fund investments, Company common stock and brokerage accounts are determined by obtaining quoted prices on nationally recognized securities exchanges (Level 1 inputs).

Money market deposit accounts: Fair values are estimated to approximate deposit account balances, payable on demand, as no discounts for credit quality or liquidity were determined to be applicable (Level 2 inputs).

Collective investment trusts: Valued at net asset value (“NAV”) of the units in the collective investment trust funds. The NAV, as provided by the fund trustee, is used as a practical expedient to estimate fair value. The NAV is based on fair value of the underlying investments held by the fund less its liabilities. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for a different amount than the reported NAV. Participant transactions may occur daily with no redemption restrictions. Plan sponsor directed withdrawals may be subject to a five-day written notice requirement.

Stable value fund: The fair values of participation units in the stable value collective trust fund are based on the net asset values per unit. Units of participation are redeemable upon receipt of unitholder’s instruction based on the next determined net asset value per unit. Net asset value per unit is determined each business day.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

Investments measured at fair value on a recurring basis are summarized below:

	Fair Value Measurements at December 31, 2025
	Quoted Prices In	Significant
	Active Markets	Other	Significant
	For Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Investments:
Mutual funds	$63,121,349	$-	$-	$63,121,349
Company common stock	5,489,532	-	-	5,489,532
Self-directed brokerage accounts	8,649,629	-	-	8,649,629
Money market deposit account	-	165,310	-	165,310
	$77,260,510	$165,310	$-	$77,425,820

Collective investment trusts*				218,387,629
Stable value fund *				1,423,523

Total investments				$297,236,972

	Fair Value Measurements at December 31, 2024
	Quoted Prices In	Significant
	Active Markets	Other	Significant
	For Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Investments:
Mutual funds	$53,180,315	$-	$-	$53,180,315
Company common stock	6,357,464	-	-	6,357,464
Self-directed brokerage accounts	7,199,429	-	-	7,199,429
Money market deposit account	-	200,914	-	200,914
	$66,737,208	$200,914	$-	$66,938,122

Collective investment trust*				194,262,839
Stable value fund *				1,315,195

Total investments				$262,516,156

* Investments measured at fair value using net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in the hierarchy tables for such investments are intended to permit reconciliation of the fair value hierarchy to the investments at fair value line item presented in the statements of net assets available for benefits.